LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE ARRANGEMENTS

NOTE 9. LEASE ARRANGEMENTS

We rent certain office premises and automobile for operation use under lease agreements that expire at various dates through 2026.

Right-of-use assets

Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2022	2021
Carrying amount:
Office premise	$1,306	$1,971

The following tables summarize changes to our Company’s right-of use assets during 2022 and 2021:

(in US$ thousands)	Cost
	2022	2021
Balance at January 1	$2,390	$—
Additions	—	2,364
Exchange differences	(225)	26
Balance at December 31	$2,165	$2,390

	Accumulated depreciation
	2022	2021
Balance at January 1	$419	$—
Depreciation	489	415
Exchange differences	(49)	4
Balance at December 31	$859	$419

	Carrying amounts
	2022	2021
Balance at January 1	$1,971	$—
Balance at December 31	$1,306	$1,971

Lease liabilities

	December 31
(in US$ thousands)	2022	2021
Carrying amount:
Current portion (classified under other current liabilities)	$440	$537
Noncurrent portion	893	1,450
	$1,333	$1,987

Discount rates for the existing lease liabilities ranged from 1.44% to 2.8% as of December 31, 2022, and from 1.44% to 2.88% as of December 31, 2021.

Material terms of right-of-use assets

We lease office premises and automobile for operational use with lease terms of 2 to 5 years. We do not have purchase options to acquire the leasehold office premises at the end of the lease terms.

Supplemental information

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2022	2021
Cash paid for operating leases	$502	$531
Lease liabilities arising from obtaining right-of-use assets	$—	$2,364

	As of December 31
	2022	2021
Weighted-average remaining lease term	3.03 years	4.00 years
Weighted-average discount rate	1.50%	1.54%

Operating lease expenses were $520 thousand and $456 thousand during the years ended December 31, 2022 and 2021, respectively.

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2022:

(in US$ thousands)	Operating Leases
Year
2023	$455
2024	426
2025	412
2026	69
Total minimum lease payments	1,362
Less: amount of lease payments representing interest	(29)
Present value of future minimum lease payments	1,333
Less: current obligation under leases	(440)
Non-current lease obligations	$893